Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities:
Net loss	$ (17,448,000)	$ (2,746,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Deferred tax benefit	9,000	0
Depreciation	176,000	16,000
Stock-based compensation expense	154,000	140,000
Loss on SAFE Note revaluation		345,000
Rent payments (in excess of) less than average rent expense, net	26,000
Interest accrual on financing with related parties	1,414,000	22,000
Amortization of development fee with a related party	(406,000)	(350,000)
Increase (Decrease) in Operating Capital [Abstract]
Inventory	(2,962,000)
Prepaid expenses and other current assets	(347,000)	(22,000)
Other assets, net	(948,000)	(35,000)
Accounts payable	1,175,000	346,000
Accrued expenses	1,933,000	37,000
Deferred income from a related party		406,000
Other current liabilities	77,000
Lease deposits with a related party	4,000,000	(4,000,000)
Net cash used in operating activities	(13,147,000)	(5,491,000)
Cash Flows from Investing Activities:
Purchases of property and equipment	(35,682,000)	(3,615,000)
Net cash used in investing activities	(35,682,000)	(3,615,000)
Cash Flow from Financing Activities:
Payments on finance lease liability with a related party	(258,000)
Borrowings on land mortgage loan and related financing with a related party		3,775,000
Proceeds from promissory note - related party	32,000,000
Payments on financing obligation to a related party	(19,000)
Proceeds from stock option exercises	35,000
Issuance of Preferred Stock	32,949,000	11,008,000
Other financing activities		(1,000)
Net cash provided by financing activities	64,707,000	14,782,000
Cash and cash equivalents
Beginning of period	6,031,000	355,000
End of period	21,909,000	6,031,000
Change in cash and cash equivalents	15,878,000	5,676,000
Noncash activities
SAFE Conversion		$ 1,596,000
Conversion of equipment loan to a finance lease liability with a related party	2,089,000
Accrued purchases of property and equipment	$ 2,574,000